Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2012
Net Assets of MED Included in Balance Sheet	The net assets of MED included in the accompanying balance sheet are summarised as follows:
A$000s
Total assets	18,671
Total liabilities	(2,042)
Non Controlling Interests	(13,018)
Net assets	3,611